Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Significant Accounting Policies

Note 2 – Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of BBPP and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

The unaudited condensed consolidated financial statements reflect all normal recurring adjustments which, in management’s opinion, are necessary for a fair statement of the results for interim periods. Results of operations for interim periods may not be representative of results to be expected for a full year. Certain prior year amounts have been reclassified to conform to the current period presentation.

On July 7, 2015, BBPP effected a 4.2-for-1 stock split of all outstanding shares of BBPP’s common stock. All share, option, and per share information presented in the accompanying unaudited condensed consolidated financial statements have been adjusted to reflect the stock split on a retroactive basis for all periods presented and all share information is rounded down to the nearest whole share after reflecting the stock split.

Certain information and footnote disclosure normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s annual consolidated financial statements and related notes for the year ended December 31, 2015, included in BBPP’s Annual Report on Form 10-K, filed with the SEC pursuant to Rule 424(b) of the Securities Act, on March 10, 2016.

Note 2 – Basis of Presentation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of BBPP and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Stock Split

On July 7, 2015, the Company effected a 4.2-to-1 stock split of all outstanding shares of the Company’s common stock. All share, option, and per share information presented in the accompanying consolidated financial statements have been adjusted to reflect the stock split on a retroactive basis for all periods presented and all share information is rounded down to the nearest whole share after reflecting the stock split.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include all cash balances and highly liquid investments purchased with original maturities of three months or less. Cash and cash equivalents consist of both interest and non-interest bearing accounts. At December 31, 2015, we had three accounts in excess of the federal deposit insurance limit.

Restricted Cash

We are required to maintain a cash deposit with the lender of our standby letters of credit equal to the amount of the outstanding letters of credit. As of December 31, 2015 and 2014, the Company had outstanding irrevocable standby letters of credit in the amount of approximately $0.5 million issued by TD Bank. These letters of credit are being maintained as security for performance of certain of the Company’s operating lease obligations. The letters of credit are automatically renewed on an annual basis sixty days prior to expiration.

Receivables

Trade receivables consist of uncollateralized, non-interest bearing customer obligations due under normal trade terms. Other receivables consist primarily of reimbursable amounts due from co-manufacturers for packaging of $3.5 million and $4.4 million and income tax receivables of $9.5 million and $18.2 million at December 31, 2015 and 2014, respectively. We also maintain an allowance for doubtful accounts for estimated losses resulting from the inability of our customers to make payments and other actual and estimated deductions. If the financial condition of our customers were to deteriorate, resulting in an impairment of their ability to make payments, an additional allowance could be required. Past due balances are reviewed individually for collectability. As of December 31, 2015 and 2014, the allowance for doubtful accounts was immaterial.

Receivables consisted of the following at December 31:

(dollars in thousands)	2015	2014
Trade receivables, net	$66,648	$54,647
Other receivables	13,455	23,973

Total	$80,103	$78,620

We are exposed to concentration of credit risk by our customers. Approximately 69% and 72% of gross trade accounts receivable at December 31, 2015 and December 31, 2014, respectively, were from our two largest customers. In 2015 and 2014, two customers accounted for 10% or more of our consolidated net sales. Sales to these customers represented 46% and 24% of net sales for the year ended December 31, 2015, 49% and 24% of net sales for the year ended December 31, 2014, and 53% and 22% of net sales for the year ended December 31, 2013.

Inventories

Inventories, consisting principally of finished goods available for resale and packaging materials, are stated at the lower of cost or market value. We provide reserves for estimated obsolescence based on specific identification. If assumptions about future demand change or actual market conditions are less favorable than those projected by management, we may require additional reserves.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are recognized on a straight-line basis over the estimated useful life of the assets as follows: computer equipment over 3 years, computer software over 5 years, furniture and fixtures over 10 years, machinery and equipment from 5 to 15 years, and buildings, building improvements and land improvements over 40 years. Computer software consists primarily of third-party software acquired and developed for internal use and is accounted for in accordance with accounting guidance on internal use software. Leasehold improvements and fixed assets purchased under capital leases are amortized over the lesser of the asset life or related lease term. When fixed assets are sold or otherwise disposed of, the accounts are relieved of the original cost of the assets and the related accumulated depreciation, and any resulting profit or loss is credited or charged to operations.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Long-lived assets are considered impaired if the estimated undiscounted future cash flows of the asset or asset group are less than the carrying amount. For impaired assets, we measure and recognize a loss equal to the difference between the carrying amount of the asset or asset group and its estimated fair value.

Deferred Debt Issuance Costs

Debt issuance costs are deferred and amortized to interest expense using the effective interest method. During the third quarter of 2012, in connection with our entering into and borrowing under the facility (see Note 5), we recorded approximately $5.7 million of debt issuance costs to be amortized over the weighted-average term of the credit facility (7 years). In addition, in connection with the amendment to the credit facility during the fourth quarter of 2012, we recorded an additional $1.2 million of debt issuance costs, which are being amortized over the remaining term of the term loan facility (6.7 years).

During the first quarter of 2013, the Company amended its credit facility and recorded approximately $4.7 million of additional deferred debt issuance costs, which are being amortized over the remaining life of the credit facility. In addition, the Company recorded $0.5 million related to bank and legal fees paid to third parties to execute the amendments, which is included in interest expense.

During the fourth quarter of 2013, the Company executed another amendment which resulted in extinguishment accounting and as a result, approximately $9.2 million of unamortized debt issuance costs were written off to interest expense (see Note 5).

Amortization expense for deferred debt issuance costs was approximately $0.1 million for each of the years ended December 31, 2015 and 2014 and $1.6 million for the year ended December 31, 2013.

Segment Reporting

Operating segments are components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Utilizing these criteria, we manage our business on the basis of one reportable operating segment.

Net sales in the United States (“US”) for 2015, 2014, and 2013, were $990.5 million, $881.9 million and $694.4 million, respectively. Net sales outside the US for 2015, 2014, and 2013, denominated in US dollars, were $36.9 million, $35.9 million, and $25.1 million, respectively. Substantially all of our long-lived assets are located in the United States.

Revenue Recognition

Revenue consists of sales to customers, net of returns, discounts, and trade promotions. Sales are recognized when persuasive evidence of an arrangement exists, the product has been shipped, when title passes, when all risks and rewards of ownership have transferred, the sales price is fixed or determinable, and collectability is reasonably assured. In certain cases, in which we retain the risk of loss during shipment, revenue recognition does not occur until the product has reached the specified customer.

Trade promotions, consisting primarily of temporary price reductions, consumer coupons, product placement fees, advertising allowances, and other rebates are offered through various programs to customers and consumers. Sales are recorded net of trade promotion spending, which is recognized at the later of the date on which the Company recognizes the related revenue or the date on which the Company offers the incentive. Most of these arrangements have terms of approximately one year. Accruals for expected payouts under these programs are included in other current liabilities on the accompanying consolidated balance sheets.

Shipping and Handling

Shipping and handling costs include related third-party labor, warehousing, and shipping costs, shipping supplies, and certain distribution overhead. Our shipping and handling costs are included within cost of sales in the accompanying consolidated statements of income.

Vendor Concentration

We are exposed to concentration of supplier risk with our vendors. While the Company purchases products from many different manufacturers and suppliers, approximately 44%, 68%, and 69%, of the Company’s cost of sales in 2015, 2014, and 2013, respectively, were derived from products purchased from the Company’s five largest manufacturers.

Advertising

Advertising costs, including production costs of television, print, and other advertisements, are expensed as incurred, shown or distributed. Advertising costs are included in selling, general, and administrative expenses in the accompanying consolidated statements of income and amounted to $83.6 million, $81.1 million, and $57.7 million, for the years ended December 31, 2015, 2014, and 2013, respectively.

Research and Development

We engage in a variety of research and development activities principally to develop new products and improve the quality of existing products. Research and development costs are expensed as incurred. Research and development costs were $9.5 million, $7.6 million, and $4.6 million for the years ended December 31, 2015, 2014, and 2013, respectively, and are reported within selling, general and administrative expenses in the accompanying consolidated statements of income.

Stock-based Compensation

In accordance with the fair value recognition provisions of accounting guidance on share-based payments, we recognize stock-based compensation expense for our share-based payments based on the fair value of the awards at the grant date. The fair value of our stock option grants is determined using the Black-Scholes option pricing model. Stock-based compensation expense is recognized on a straight-line basis over the vesting period of the stock-based award. See Note 11 for further details.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities. The tax position is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Where applicable, interest and penalties related to unrecognized tax benefits are recognized within income tax expense, respectively.

Supplemental Cash Flow Information

Interest paid in cash approximated $15.0 million, $15.7 million, and $20.0 million, for the years ended December 31, 2015, 2014, and 2013, respectively. Income taxes paid in cash approximated $54.9 million, $60.4 million, and $50.4 million for the years ended December 31, 2015, 2014, and 2013, respectively.

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which clarifies the principles for recognizing revenue. The standard is applicable to all contracts with customers regardless of industry-specific or transaction-specific fact patterns. Further, the standard requires improved disclosures as well as additional disclosures to help users of financial statements better understand the nature, amount, timing and uncertainty of revenue that is recognized. The standard is effective for the Company beginning in the first quarter of Fiscal 2017, including interim periods within that first fiscal year, and early adoption is not permitted.

In July 2015, the FASB voted to defer the effective date of the new revenue standard by one year, but to permit entities to adopt one year earlier if they choose (i.e., the original effective date). The standard is effective for the first quarter of 2018, with early adoption in Fiscal 2017 permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated results of operations, financial condition and cash flows.

In August 2015, the FASB issued ASU No. 2015-15, “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements – Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting (SEC Update).” The new standard is intended to address the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements which was previously not addressed in ASU No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs.” The Company expects to adopt ASU No. 2015-15 beginning on January 1, 2016, and the adoption of the new standard is not expected to have a material impact on the Company’s results of operations, financial condition and financial statement disclosures.

Recently Adopted Accounting Pronouncements

In November 2015, the FASB issued ASU No. 2015-17, “Balance Sheet Classification of Deferred Taxes.” The new standard requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as non-current on the balance sheet. The Company elected to early adopt ASU No. 2015-17 during the fourth quarter of fiscal 2015. The new standard is being applied retrospectively and the effects of the changes on the prior period are quantified and disclosed in “Note 7 – Income Taxes.”